Provisions and contingencies - Disclosure of contingent liabilities in business combination (Details) - GBP (£) £ in Thousands	Apr. 30, 2018	Jan. 31, 2018
Disclosure of other provisions [line items]
Estimated assumed contingent liabilities	£ 1,500	£ 1,512
1% lower discount rate		1,626
1% higher discount rate		1,414
10% lower probability of success		1,246
10% higher probability of success		£ 1,758